Fees Summary	Jun. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,791,000
Previously Paid Amount	0.00
Total Fee Amount	799.74
Total Offset Amount	0.00
Net Fee	799.74
Narrative - Max Aggregate Offering Price	$ 5,791,000
Final Prospectus	true